Initial Public Offering (Details) - $ / shares	Oct. 21, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 21, 2021
Initial Public Offering
Purchase price, per unit	$ 10.20
Number of shares per warrant		1	1
Initial public offering
Initial Public Offering
Number of units sold	11,500,000
Purchase price, per unit	$ 10.00
Number of shares in a unit	1
Number of shares per warrant		1		1
Exercise price of warrants	$ 11.50	$ 11.50
Common stock subject to possible redemption	11,500,000
Initial public offering | Public warrants
Initial Public Offering
Number of units sold	8,625,000
Number of shares in a unit	1
Number of warrants in a unit	0.75
Number of shares per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Initial Public Offering
Number of units sold	1,500,000
Purchase price, per unit	$ 10.00